UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Strategic Investment Advisors
Address: 114 Business Park Drive
   Utica, NY 13502
   United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:

			Utica,NY	01-22-2009
[Signature] 		[City, State] 	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name


28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $224,778
   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
3M Co.                         COM              88579Y101      235 4076.000 SH       Sole                 4076.000
ABB Ltd.                       COM              000375204     3665 244193.000 SH     Sole               244193.000
AGL Resources Inc.             COM              001204106      916 29230.000 SH      Sole                29230.000
AT&T Inc.                      COM              00206R102     1424 49982.000 SH      Sole                49982.000
Abbott Laboratories            COM              002824100     1241 23249.000 SH      Sole                23249.000
American Intl. Group           COM              026874107       24 15540.000 SH      Sole                15540.000
Anadarko Pete Corp.            COM              032511107      226 5850.000 SH       Sole                 5850.000
Apple Computer                 COM              037833100      209 2450.000 SH       Sole                 2450.000
Applied Materials Inc          COM              038222105      124 12238.000 SH      Sole                12238.000
Archer Daniels Midland Co.     COM              039483102     4564 158298.000 SH     Sole               158298.000
Atmos Energy Corp.             COM              049560105      809 34150.000 SH      Sole                34150.000
Automatic Data Processing      COM              053015103      272 6919.000 SH       Sole                 6919.000
BP P.L.C. ADR                  COM              055622104      290 6202.001 SH       Sole                 6202.001
Baker Hughes Inc               COM              057224107     2463 76795.000 SH      Sole                76795.000
Bank of America Corp.          COM              060505104      256 18205.000 SH      Sole                18205.000
Becton Dickinson & Co.         COM              075887109     8987 131413.000 SH     Sole               131413.000
Bristol-Myers Squibb           COM              110122108      202 8675.000 SH       Sole                 8675.000
CR Bard Inc.                   COM              067383109     4747 56332.000 SH      Sole                56332.000
CVS Caremark Corp.             COM              126650100     6281 218556.000 SH     Sole               218556.000
Chesapeake Energy Corp.        COM              165167107      161 9980.000 SH       Sole                 9980.000
Chevron Corp.                  COM              166764100     1944 26283.000 SH      Sole                26283.000
Church & Dwight Co. Inc.       COM              171340102     2804 49959.000 SH      Sole                49959.000
Cisco Systems Inc.             COM              17275R102     4310 264430.000 SH     Sole               264430.000
Clorox Corp.                   COM              189054109     1102 19839.000 SH      Sole                19839.000
Coca Cola Co.                  COM              191216100      947 20908.000 SH      Sole                20908.000
Colgate Palmolive Co.          COM              194162103     8869 129400.000 SH     Sole               129400.000
ConocoPhillips                 COM              20825C104     5412 104487.001 SH     Sole               104487.001
Corn Products International In COM              219023108      359 12446.000 SH      Sole                12446.000
Corning Inc.                   COM              219350105     3490 366162.000 SH     Sole               366162.000
Diamond Offshore Drilling      COM              25271C102      419 7105.000 SH       Sole                 7105.000
Duke Energy Co.                COM              26441C105      641 42730.000 SH      Sole                42730.000
Eastern Insurance Holdings, In COM              276534104      486 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102      860 17305.000 SH      Sole                17305.000
Emerson Electric Co.           COM              291011104      204 5580.000 SH       Sole                 5580.000
Exxon Mobil Corp.              COM              30231G102     9226 115565.997 SH     Sole               115565.997
General Dynamics               COM              369550108     2769 48080.000 SH      Sole                48080.000
General Electric Co.           COM              369604103     5030 310506.000 SH     Sole               310506.000
Genuine Parts Co.              COM              372460105      782 20665.000 SH      Sole                20665.000
Goodrich Co.                   COM              382388106      741 20029.000 SH      Sole                20029.000
Google, Inc.                   COM              38259P508      248  805.000 SH       Sole                  805.000
HJ Heinz                       COM              423074103      813 21620.000 SH      Sole                21620.000
Harris Corp.                   COM              413875105     5613 147517.000 SH     Sole               147517.000
Honeywell International Inc.   COM              438516106     2122 64643.000 SH      Sole                64643.000
ITT Corporation                COM              450911102     4577 99522.000 SH      Sole                99522.000
Intel Corp.                    COM              458140100     2800 190990.000 SH     Sole               190990.000
International Business Machine COM              459200101      743 8828.000 SH       Sole                 8828.000
J M Smucker Co.                COM              832696405      805 18575.000 SH      Sole                18575.000
Johnson & Johnson              COM              478160104     6976 116592.000 SH     Sole               116592.000
Kellogg Co.                    COM              487836108      608 13870.000 SH      Sole                13870.000
KeyCorp                        COM              493267108      231 27097.000 SH      Sole                27097.000
Kimberly-Clark Corp.           COM              494368103      985 18685.000 SH      Sole                18685.000
L-3 Communications Inc         COM              502424104     3191 43253.000 SH      Sole                43253.000
Lincoln Electric Holdings Inc. COM              533900106     2735 53700.000 SH      Sole                53700.000
M&T Bank Corp.                 COM              55261F104     1310 22827.000 SH      Sole                22827.000
Marathon Oil Corporation       COM              565849106     5365 196105.000 SH     Sole               196105.000
Mattel, Inc.                   COM              577081102      540 33755.000 SH      Sole                33755.000
McCormick & Co. Inc.           COM              579780206     2910 91345.000 SH      Sole                91345.000
McDonalds Corp.                COM              580135101      953 15320.000 SH      Sole                15320.000
Microsoft Corp.                COM              594918104     4210 216583.000 SH     Sole               216583.000
Mueller Water Products, Inc.   COM              624758108      168 20000.000 SH      Sole                20000.000
Nike Inc.                      COM              654106103     4859 95278.000 SH      Sole                95278.000
Nokia Corp ADR                 COM              654902204     5407 346621.000 SH     Sole               346621.000
Northrop Grumman Corp.         COM              666807102      730 16210.000 SH      Sole                16210.000
Novartis AG ADR                COM              66987V109      682 13700.000 SH      Sole                13700.000
PNC Financial Services Group   COM              693475105      459 9365.000 SH       Sole                 9365.000
PPG Industries Inc.            COM              693506107      689 16245.000 SH      Sole                16245.000
Parker-Hannifin Co.            COM              701094104     3284 77208.000 SH      Sole                77208.000
Pepco Holdings Inc.            COM              713291102     2741 154350.000 SH     Sole               154350.000
Pepsico Inc.                   COM              713448108     6666 121702.000 SH     Sole               121702.000
Procter & Gamble Co.           COM              742718109     6724 108774.000 SH     Sole               108774.000
Rayonier Inc.                  COM              754907103      700 22314.000 SH      Sole                22314.000
Raytheon Co.                   COM              755111507      709 13890.000 SH      Sole                13890.000
Rome Bancorp Inc. New          COM              77587P103      102 11722.000 SH      Sole                11722.000
Southern Company               COM              842587107     1079 29172.000 SH      Sole                29172.000
St. Jude Medical               COM              790849103     2845 86330.000 SH      Sole                86330.000
State Street Corp.             COM              857477103      351 8930.000 SH       Sole                 8930.000
Sunoco Inc.                    COM              86764P109      611 14065.000 SH      Sole                14065.000
Sysco Corp                     COM              871829107     3810 166100.000 SH     Sole               166100.000
T. Rowe Price Group Inc.       COM              74144T108     4910 138558.000 SH     Sole               138558.000
Teva Pharmaceutical ADR        COM              881624209     4211 98915.000 SH      Sole                98915.000
The Bank of New York Mellon Co COM              064058100      241 8490.000 SH       Sole                 8490.000
Total ADR                      COM              89151E109      979 17700.000 SH      Sole                17700.000
UDR Inc.                       COM              902653104      589 42685.000 SH      Sole                42685.000
USEC Inc.                      COM              90333E108       79 17500.000 SH      Sole                17500.000
Unilever PLC ADR               COM              904767704     4278 185860.000 SH     Sole               185860.000
United Technologies Corp.      COM              913017109      502 9365.000 SH       Sole                 9365.000
Verizon Communications Inc.    COM              92343V104     1134 33455.000 SH      Sole                33455.000
Wal-Mart Stores                COM              931142103     5831 104010.000 SH     Sole               104010.000
Waste Management Inc.          COM              94106L109     1070 32285.000 SH      Sole                32285.000
Yum Brands Inc.                COM              988498101     5258 166920.000 SH     Sole               166920.000
Zimmer Holdings Inc.           COM              98956P102     3804 94117.000 SH      Sole                94117.000
Consumer Staples Select Sector ETF              81369Y308      248 10385.000 SH      Sole                10385.000
Financial Select Sector SPDR   ETF              81369Y605      818 65305.000 SH      Sole                65305.000
Industrial Select Sector SPDR  ETF              81369Y704      355 15175.000 SH      Sole                15175.000
S&P 500 Depository Receipt     ETF              78462F103     1733 19209.000 SH      Sole                19209.000
Technology Select Sector SPDR  ETF              81369Y803      237 15375.000 SH      Sole                15375.000
iShares Dow Jones US Industria ETF              464287754      508 11800.000 SH      Sole                11800.000
iShares MSCI EAFE Index Fund   ETF              464287465     1373 30600.000 SH      Sole                30600.000
iShares MSCI Emerging Markets  ETF              464287234      543 21745.000 SH      Sole                21745.000
iShares Russell 1000 Growth In ETF              464287614      363 9800.000 SH       Sole                 9800.000